Taxation	6 Months Ended
Jun. 30, 2018
Taxation
Taxation

6.Taxation

In accordance with IAS 34, the Group’s income tax expense for the half-year to 30 June 2018 is based on the best estimate of the weighted-average annual income tax rate expected for the full financial year. The tax effects of one-off items are not included in the weighted-average annual income tax rate, but are recognised in the relevant period.

An explanation of the relationship between tax expense and accounting profit is set out below:

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2018	2017	2017
	£m	£m	£m

Profit before tax	3,117	2,894	2,731

UK corporation tax thereon at 19 per cent (2017:19.25 per cent)	(592)	(557)	(525)
Impact of surcharge on banking profits	(186)	(231)	(221)
Non-deductible costs: conduct charges	(92)	(170)	(115)
Non-deductible costs: bank levy	—	—	(44)
Other non-deductible costs	(44)	(36)	(23)
Non-taxable income	51	55	17
Tax-exempt gains on disposals	38	69	59
Recognition of losses that arose in prior years	(10)	9	(9)
Remeasurement of deferred tax due to rate changes	10	(35)	26
Differences in overseas tax rates	3	1	(16)
Policyholder tax	(36)	(37)	(29)
Adjustments in respect of prior years	8	26	59
Tax effect of share of results of joint ventures	—	1	(2)

Tax expense	(850)	(905)	(823)